CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total revenue	$ 250,991	$ 413,601	$ 675,075	$ 991,671	$ 1,274,499	$ 1,010,663
Costs and expenses:
Cost of product revenue	91,937	148,756	355,816	373,187	506,530	662,747
Research and development	865,765	4,739,360	11,720,535	12,730,554	16,989,911	20,378,161	$ 12,749,379
Selling, general and administrative	1,959,872	4,934,937	8,651,808	14,520,596	18,503,684	19,855,987	16,464,279
Total costs and expenses	2,917,574	9,823,053	20,728,159	27,624,337	36,000,125	40,896,895	29,213,658
Loss from operations	(2,666,583)	(9,409,452)	(20,053,084)	(26,632,666)	(34,725,626)	(39,886,232)	(29,213,658)
Interest income, net	28,210	77,339	139,612	227,535	291,964	393,109	72,028
Net loss	(2,638,373)	(9,332,113)	(19,913,472)	(26,405,131)	(34,433,662)	(39,493,123)	(29,141,630)
Net loss attributable to common stockholders	$ (2,638,373)	$ (9,332,113)	$ (19,913,472)	$ (26,405,131)	$ (34,433,662)	$ (39,493,123)	$ (29,141,630)
Net loss per share attributable to common stockholders - basic and diluted (in usd per share)	$ (0.15)	$ (0.54)	$ (1.11)	$ (1.54)	$ (1.99)	$ (2.43)	$ (2.08)
Weighted-average number of common shares outstanding - basic and diluted (shares)	18,066,548	17,386,249	17,999,877	17,131,887	17,260,626	16,233,985	14,032,916
Net product revenue
Total revenue	$ 247,284	$ 407,241	$ 664,955	$ 978,221	$ 1,260,973	$ 989,918
Other revenue
Total revenue	$ 3,707	$ 6,360	$ 10,120	$ 13,450	$ 13,526	$ 20,745